VY Morgan Stanley Global Franchise Portfolio Investment Objectives and Goals - VY Morgan Stanley Global Franchise Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VY® Morgan Stanley Global Franchise Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.